CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Net income	$ 1,270,353	$ 530,356	$ 432,208
Other comprehensive income, net of tax
Unrealized gain on available-for-sale securities, net of taxes of $46,000, $43,000 and $51,000 for the fiscal years 2012, 2011 and 2010, respectively	7,062	70,978	99,795
Reclassification adjustment	0	13,720	0
Net change in other comprehensive income	7,062	84,698	99,795
Comprehensive income	$ 1,277,415	$ 615,054	$ 532,003